UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-05454

Dreyfus New Jersey Municipal Bond Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	12/31
Date of reporting period:	03/31/17

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus New Jersey Municipal Bond Fund, Inc.
March 31, 2017 (Unaudited)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
99.4%	Rate (%)	Date	Amount ($)		Value ($)
New Jersey - 97.7%
Atlantic County Improvement Authority,
Stockton University GO, LR (Atlantic City
Campus Project) (Insured; Assured
Guaranty Municipal Corp.)	5.00	7/1/48	3,000,000		3,294,960
Bayonne,
General Improvement GO (Insured; Build
America Mutual Assurance Company)	5.00	7/1/39	1,000,000		1,095,250
Camden County Improvement Authority,
County Guaranteed Loan Revenue
(County Capital Program)	5.00	1/15/31	3,000,000		3,483,030
Camden County Improvement Authority,
County Guaranteed Loan Revenue
(County Capital Program)	5.00	1/15/32	2,695,000		3,110,839
Camden County Improvement Authority,
Health Care Redevelopment Project
Revenue (The Cooper Health System
Obligated Group Issue)	5.00	2/15/34	1,000,000		1,048,500
Camden County Improvement Authority,
Health Care Redevelopment Project
Revenue (The Cooper Health System
Obligated Group Issue)	5.75	2/15/42	5,000,000		5,541,900
Delaware River Port Authority,
Revenue	5.00	1/1/30	3,500,000		3,798,095
East Orange Board of Education,
COP, LR (Insured; Assured Guaranty
Municipal Corp.)	0.00	2/1/21	685,000	[a]	630,001
East Orange Board of Education,
COP, LR (Insured; Assured Guaranty
Municipal Corp.)	0.00	2/1/26	745,000	[a]	561,432
East Orange Board of Education,
COP, LR (Insured; Assured Guaranty
Municipal Corp.)	0.00	2/1/28	2,345,000	[a]	1,598,282
Essex County,
General Improvement GO (Prerefunded)	5.00	8/1/20	2,000,000	[b]	2,241,160
Essex County Improvement Authority,
SWDR (Covanta Project)	5.25	7/1/45	2,500,000	[c]	2,502,375
Garden State Preservation Trust,
Revenue (Open Space and Farmland
Preservation Bonds) (Insured; Assured
Guaranty Municipal Corp.)	5.75	11/1/28	10,000,000		12,259,300
Gloucester County Pollution Control
Financing Authority,
PCR (Logan Project)	5.00	12/1/24	1,000,000		1,084,440
Gloucester Township Municipal Utilities
Authority,
Sewer Revenue (Insured; AMBAC)	5.65	3/1/18	345,000		356,333
Hudson County Improvement Authority,
County Secured LR (Hudson County
Vocational-Technical Schools Project)	5.00	5/1/46	2,500,000		2,814,425

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
99.4% (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey - 97.7% (continued)
Hudson County Improvement Authority,
Harrison Stadium Land Acquisition
Special Obligation Revenue (Harrison
Redevelopment Project) (Insured;
National Public Finance Guarantee Corp.)	0.00	12/15/34	3,000,000	[a]	1,512,660
Irvington Township,
GO (Fiscal Year Adjustment Bonds and
General Improvement Bonds) (Insured;
Assured Guaranty Municipal Corp.)	5.00	7/15/32	2,000,000		2,219,940
Mercer County Improvement Authority,
County Secured Open Space Revenue
(Insured; National Public Finance
Guarantee Corp.)	5.00	8/1/40	3,290,000		3,300,100
Middletown Township Board of Education,
GO	5.00	8/1/25	1,000,000		1,121,570
Middletown Township Board of Education,
GO	5.00	8/1/26	2,935,000		3,288,726
Monmouth County Improvement Authority,
Governmental Pooled Loan Revenue	5.00	2/15/31	625,000		750,625
Monmouth County Improvement Authority,
Governmental Pooled Loan Revenue	5.00	2/15/32	500,000		596,670
Monroe Township Board of Education,
School District GO	5.00	3/1/34	1,250,000		1,413,688
New Brunswick Parking Authority,
City Guaranteed Parking Revenue
(Insured; Build America Mutual
Assurance Company)	5.00	9/1/35	2,000,000		2,269,760
New Jersey Economic Development
Authority,
Cigarette Tax Revenue	5.00	6/15/24	3,000,000		3,226,410
New Jersey Economic Development
Authority,
Cigarette Tax Revenue	5.00	6/15/28	3,625,000		3,839,673
New Jersey Economic Development
Authority,
Department of Human Services
Composite Revenue (Division of
Developmental Disabilities)	6.25	7/1/24	700,000		713,377
New Jersey Economic Development
Authority,
Motor Vehicle Surcharge Revenue
(Insured; National Public Finance
Guarantee Corp.)	0.00	7/1/20	3,350,000	[a]	3,111,045
New Jersey Economic Development
Authority,
Motor Vehicle Surcharge Revenue
(Insured; National Public Finance
Guarantee Corp.)	0.00	7/1/21	2,620,000	[a]	2,361,406
New Jersey Economic Development
Authority,
Private Activity Revenue (The Goethals
Bridge Replacement Project)	5.38	1/1/43	3,500,000		3,812,655
New Jersey Economic Development
Authority,
Revenue (Hillcrest Health Service System
Project) (Insured; AMBAC)	0.00	1/1/18	2,500,000	[a]	2,475,000

Long-Term Municipal Investments -	Coupon	Maturity	Principal
99.4% (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey - 97.7% (continued)
New Jersey Economic Development
Authority,
Revenue (Hillcrest Health Service System
Project) (Insured; AMBAC)	0.00	1/1/20	6,500,000	[a]	6,127,940
New Jersey Economic Development
Authority,
Revenue (Hillcrest Health Service System
Project) (Insured; AMBAC)	0.00	1/1/22	6,000,000	[a]	5,315,880
New Jersey Economic Development
Authority,
Revenue (Provident Group - Rowan
Properties L.L.C. - Rowan University
Student Housing Project)	5.00	1/1/35	1,000,000		1,050,820
New Jersey Economic Development
Authority,
Revenue (Provident Group-Kean
Properties L.L.C. - Kean University
Student Housing Project)	5.00	7/1/37	650,000		686,985
New Jersey Economic Development
Authority,
Revenue (Provident Group-Kean
Properties L.L.C. - Kean University
Student Housing Project)	5.00	7/1/47	1,000,000		1,049,580
New Jersey Economic Development
Authority,
School Facilities Construction Revenue	5.75	9/1/23	385,000		417,182
New Jersey Economic Development
Authority,
School Facilities Construction Revenue
(Insured; National Public Finance
Guarantee Corp.)	5.50	9/1/27	10,000,000		11,631,600
New Jersey Economic Development
Authority,
School Facilities Construction Revenue
(Prerefunded)	5.75	3/1/21	1,380,000	[b]	1,603,436
New Jersey Economic Development
Authority,
Special Facility Revenue (Continental
Airlines, Inc. Project)	5.25	9/15/29	8,050,000		8,624,207
New Jersey Economic Development
Authority,
Water Facilities Revenue (New Jersey -
American Water Company, Inc. Project)	5.10	6/1/23	3,000,000		3,261,930
New Jersey Economic Development
Authority,
Water Facilities Revenue (New Jersey -
American Water Company, Inc. Project)	5.60	11/1/34	6,600,000		7,203,438
New Jersey Economic Development
Authority,
Water Facilities Revenue (New Jersey -
American Water Company, Inc. Project)	5.70	10/1/39	5,000,000		5,451,800
New Jersey Educational Facilities Authority,
Revenue (Kean University Issue)	5.00	9/1/21	1,500,000		1,615,695
New Jersey Educational Facilities Authority,
Revenue (New Jersey Institute of
Technology Issue)	5.00	7/1/31	2,000,000		2,181,240

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
99.4% (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey - 97.7% (continued)
New Jersey Educational Facilities Authority,
Revenue (Princeton Theological
Seminary Issue)	5.00	7/1/29	5,000,000		5,558,000
New Jersey Educational Facilities Authority,
Revenue (Princeton University)	5.00	7/1/34	1,000,000		1,196,640
New Jersey Educational Facilities Authority,
Revenue (Princeton University)	5.00	7/1/34	2,000,000		2,393,280
New Jersey Educational Facilities Authority,
Revenue (Public Library Project Grant
Program Issue) (Insured; AMBAC)	5.50	9/1/17	1,500,000		1,505,580
New Jersey Educational Facilities Authority,
Revenue (Ramapo College of New Jersey
Issue)	5.00	7/1/42	3,000,000		3,262,710
New Jersey Educational Facilities Authority,
Revenue (Ramapo College of New Jersey)
(Insured; Assured Guaranty Municipal
Corporation)	5.00	7/1/34	2,000,000		2,285,800
New Jersey Educational Facilities Authority,
Revenue (Seton Hall University Issue)
(Prerefunded)	6.25	7/1/19	5,000,000	[b]	5,568,250
New Jersey Educational Facilities Authority,
Revenue (Stevens Institute of
Technology Issue)	5.00	7/1/27	5,000,000		5,053,300
New Jersey Educational Facilities Authority,
Revenue (Stevens Institute of
Technology Issue)	5.00	7/1/34	7,455,000		7,534,470
New Jersey Educational Facilities Authority,
Revenue (Stockton University Issue)
(Insured; Assured Guaranty Municipal
Corp.)	5.00	7/1/35	1,600,000		1,802,992
New Jersey Educational Facilities Authority,
Revenue (The College of New Jersey
Issue)	4.00	7/1/35	1,750,000		1,777,003
New Jersey Educational Facilities Authority,
Revenue (The William Paterson
University of New Jersey Issue)	5.00	7/1/22	2,165,000		2,459,960
New Jersey Educational Facilities Authority,
Revenue (The William Paterson
University of New Jersey Issue)	5.00	7/1/29	2,130,000		2,374,907
New Jersey Educational Facilities Authority,
Revenue (The William Paterson
University of New Jersey Issue)	5.00	7/1/30	2,255,000		2,512,566
New Jersey Educational Facilities Authority,
Revenue (The William Paterson
University of New Jersey Issue) (Insured;
Assured Guaranty Corp.)	5.00	7/1/38	225,000		234,668
New Jersey Educational Facilities Authority,
Revenue (The William Paterson
University of New Jersey Issue) (Insured;
Build America Mutual Assurance
Company)	5.00	7/1/30	2,025,000		2,341,082
New Jersey Health Care Facilities Financing
Authority,
Revenue (Hackensack University
Medical Center Issue)	5.00	1/1/28	1,060,000		1,130,543

Long-Term Municipal Investments -	Coupon	Maturity	Principal
99.4% (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey - 97.7% (continued)
New Jersey Health Care Facilities Financing
Authority,
Revenue (Atlantic Health System
Hospital Corporation Issue)	5.00	7/1/27	350,000		364,774
New Jersey Health Care Facilities Financing
Authority,
Revenue (Atlantic Health System
Hospital Corporation Issue)	4.00	7/1/41	7,500,000		7,584,300
New Jersey Health Care Facilities Financing
Authority,
Revenue (Barnabas Health Issue)
(Prerefunded)	5.63	7/1/21	3,000,000	[b]	3,494,130
New Jersey Health Care Facilities Financing
Authority,
Revenue (General Hospital Center at
Passaic, Inc. Obligated Group Issue)
(Insured; Assured Guaranty Municipal
Corp.) (Escrowed to Maturity)	6.75	7/1/19	345,000		368,419
New Jersey Health Care Facilities Financing
Authority,
Revenue (Hackensack University Medical
Center Issue) (Insured; Assured
Guaranty Corp.)	5.25	1/1/36	2,900,000		2,967,512
New Jersey Health Care Facilities Financing
Authority,
Revenue (Hackensack University Medical
Center Issue) (Prerefunded)	5.00	1/1/20	1,720,000	[b]	1,896,747
New Jersey Health Care Facilities Financing
Authority,
Revenue (Inspira Health Obligated Group
Issue)	4.00	7/1/41	3,250,000		3,185,488
New Jersey Health Care Facilities Financing
Authority,
Revenue (Inspira Health Obligated Group
Issue)	5.00	7/1/46	3,000,000		3,261,300
New Jersey Health Care Facilities Financing
Authority,
Revenue (Kennedy Health System
Obligated Group Issue)	5.00	7/1/31	1,525,000		1,654,320
New Jersey Health Care Facilities Financing
Authority,
Revenue (Meridian Health System
Obligated Group Issue)	5.00	7/1/23	2,500,000		2,872,000
New Jersey Health Care Facilities Financing
Authority,
Revenue (Meridian Health System
Obligated Group Issue)	5.00	7/1/26	1,000,000		1,124,360
New Jersey Health Care Facilities Financing
Authority,
Revenue (Meridian Health System
Obligated Group Issue) (Insured;
Assured Guaranty Corp.)	5.00	7/1/38	4,660,000		4,829,810
New Jersey Health Care Facilities Financing
Authority,
Revenue (Princeton HealthCare System
Issue)	5.00	7/1/39	2,000,000		2,198,700

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
99.4% (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey - 97.7% (continued)
New Jersey Health Care Facilities Financing
Authority,
Revenue (Robert Wood Johnson
Barnabas Health Obligated Group Issue)	5.00	7/1/43	3,500,000		3,847,725
New Jersey Health Care Facilities Financing
Authority,
Revenue (Robert Wood Johnson
University Hospital Issue) (Prerefunded)	5.00	1/1/20	4,950,000	[b]	5,450,148
New Jersey Health Care Facilities Financing
Authority,
Revenue (Saint Barnabas Health Care
System Issue) (Insured; National Public
Finance Guarantee Corp.) (Escrowed to
Maturity)	0.00	7/1/23	2,280,000	[a]	1,991,101
New Jersey Health Care Facilities Financing
Authority,
Revenue (Saint Joseph's Healthcare
System Obligated Group Issue)	5.00	7/1/41	1,000,000		1,056,020
New Jersey Health Care Facilities Financing
Authority,
Revenue (University Hospital Issue)
(Insured; Assured Guaranty Municipal
Corp.)	5.00	7/1/46	2,000,000		2,152,340
New Jersey Health Care Facilities Financing
Authority,
Revenue (Virtua Health Issue) (Insured;
Assured Guaranty Corp.)	5.50	7/1/38	5,000,000		5,385,300
New Jersey Health Care Facilities Financing
Authority,
State Contract Revenue (Hospital Asset
Transformation Program)	5.25	10/1/38	10,635,000		10,704,978
New Jersey Higher Education Student
Assistance Authority,
Senior Student Loan Revenue	5.00	12/1/21	1,800,000		1,970,910
New Jersey Higher Education Student
Assistance Authority,
Student Loan Revenue	5.00	12/1/25	565,000		597,103
New Jersey Higher Education Student
Assistance Authority,
Student Loan Revenue	5.00	12/1/26	1,365,000		1,428,786
New Jersey Housing and Mortgage Finance
Agency,
Multi-Family Revenue	4.95	5/1/41	7,000,000		7,229,180
New Jersey Housing and Mortgage Finance
Agency,
SFHR	5.20	10/1/25	3,710,000		3,860,329
New Jersey Housing and Mortgage Finance
Agency,
SFHR	6.38	10/1/28	560,000		577,450
New Jersey Housing and Mortgage Finance
Agency,
SFHR	5.25	10/1/37	60,000		60,000
New Jersey Institute of Technology,
GO	5.00	7/1/31	3,385,000		3,844,581
New Jersey Institute of Technology,
GO	5.00	7/1/32	1,000,000		1,111,320

Long-Term Municipal Investments -	Coupon	Maturity	Principal
99.4% (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey - 97.7% (continued)
New Jersey Transportation Trust Fund
Authority,
(Transportation System)	5.50	12/15/23	7,000,000		7,648,690
New Jersey Transportation Trust Fund
Authority,
(Transportation System)	5.50	6/15/31	2,500,000		2,615,100
New Jersey Transportation Trust Fund
Authority,
(Transportation System)	6.00	12/15/38	6,565,000		6,923,449
New Jersey Transportation Trust Fund
Authority,
(Transportation System) (Insured;
AMBAC)	5.25	12/15/22	5,000,000		5,444,400
New Jersey Transportation Trust Fund
Authority,
(Transportation System) (Insured;
AMBAC)	0.00	12/15/24	1,000,000	[a]	740,910
New Jersey Transportation Trust Fund
Authority,
(Transportation System) (Insured;
AMBAC)	5.00	12/15/32	3,000,000		3,061,800
New Jersey Transportation Trust Fund
Authority,
(Transportation System) (Insured;
Assured Guaranty Municipal Corp.)	0.00	12/15/33	20,000,000	[a]	9,256,800
New Jersey Turnpike Authority,
Revenue	5.00	1/1/35	1,500,000		1,703,850
New Jersey Turnpike Authority,
Turnpike Revenue	5.00	1/1/23	2,000,000		2,318,420
New Jersey Turnpike Authority,
Turnpike Revenue	5.00	1/1/25	3,000,000		3,543,870
New Jersey Turnpike Authority,
Turnpike Revenue	5.00	1/1/26	2,000,000		2,293,860
New Jersey Turnpike Authority,
Turnpike Revenue	5.00	1/1/34	2,000,000		2,246,340
New Jersey Turnpike Authority,
Turnpike Revenue	5.00	1/1/35	3,000,000		3,323,910
New Jersey Turnpike Authority,
Turnpike Revenue	5.25	1/1/40	5,420,000		5,742,490
New Jersey Turnpike Authority,
Turnpike Revenue	5.00	1/1/45	4,000,000		4,412,560
New Jersey Turnpike Authority,
Turnpike Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.25	1/1/27	3,000,000		3,689,400
New Jersey Turnpike Authority,
Turnpike Revenue (Insured; National
Public Finance Guarantee Corp.)	1.38	1/1/30	5,500,000	[d]	5,060,000
North Hudson Sewerage Authority,
Gross Revenue Senior Lien Lease
Certificates (Master Lease Agreement)	5.00	6/1/24	605,000		682,113
North Hudson Sewerage Authority,
Gross Revenue Senior Lien Lease
Certificates (Master Lease Agreement)	5.00	6/1/42	10,320,000		11,192,556
North Hudson Sewerage Authority,
Gross Revenue Senior Lien Lease
Certificates (Master Lease Agreement)
(Prerefunded)	5.00	6/1/22	395,000	[b]	460,222

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
99.4% (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey - 97.7% (continued)
North Jersey District Water Supply
Commission,
Sewer Revenue (Wanaque South Project)
(Insured; National Public Finance
Guarantee Corp.) (Escrowed to Maturity)	6.00	7/1/19	730,000		774,523
Port Authority of New York and New Jersey,
(Consolidated Bonds, 167th Series)	5.00	9/15/24	2,400,000		2,675,904
Port Authority of New York and New Jersey,
(Consolidated Bonds, 167th Series)	5.50	9/15/26	7,600,000		8,549,240
Port Authority of New York and New Jersey,
(Consolidated Bonds, 172nd Series)	5.00	10/1/33	5,000,000		5,468,400
Port Authority of New York and New Jersey,
(Consolidated Bonds, 178th Series)	5.00	12/1/24	2,000,000		2,326,540
Port Authority of New York and New Jersey,
(Consolidated Bonds, 185th Series)	5.00	9/1/31	2,270,000		2,558,562
Port Authority of New York and New Jersey,
(Consolidated Bonds, 186th Series)	5.00	10/15/21	2,555,000		2,914,642
Port Authority of New York and New Jersey,
(Consolidated Bonds, 186th Series)	5.00	10/15/44	9,730,000		10,730,341
Port Authority of New York and New Jersey,
(Consolidated Bonds, 195th Series)	5.00	10/1/35	4,295,000		4,841,496
Port Authority of New York and New Jersey,
(Consolidated Bonds, 93rd Series)	6.13	6/1/94	3,000,000		3,617,580
Port Authority of New York and New Jersey,
Special Project Revenue (JFK
International Air Terminal LLC Project)	5.00	12/1/20	2,500,000		2,744,750
Rahway Valley Sewerage Authority,
Sewer Revenue (Insured; National Public
Finance Guarantee Corp.)	0.00	9/1/30	7,550,000	[a]	4,747,214
Rutgers, The State University,
GO	5.00	5/1/26	5,000,000		5,778,700
Rutgers, The State University,
GO	5.00	5/1/34	1,600,000		1,822,704
Rutgers, The State University,
GO (Prerefunded)	5.00	5/1/19	1,450,000	[b]	1,566,885
Salem County Pollution Control Financing
Authority,
PCR (Chambers Project)	5.00	12/1/23	1,000,000		1,093,990
South Jersey Port Corporation,
Marine Terminal Revenue	5.75	1/1/23	4,000,000		4,278,440
South Jersey Port Corporation,
Marine Terminal Revenue (Insured;
Assured Guaranty Corp.) (Prerefunded)	5.75	1/1/19	2,900,000	[b]	3,135,161
South Jersey Port Corporation,
Marine Terminal Revenue (Insured;
Assured Guaranty Corp.) (Prerefunded)	5.88	1/1/19	6,000,000	[b]	6,499,500
South Jersey Transportation Authority,
Transportation System Revenue	5.00	11/1/23	4,250,000		4,728,465
Tobacco Settlement Financing Corporation
of New Jersey,
Tobacco Settlement Asset-Backed Bonds	4.63	6/1/26	4,000,000		4,003,800
Tobacco Settlement Financing Corporation
of New Jersey,
Tobacco Settlement Asset-Backed Bonds	5.00	6/1/29	1,600,000		1,605,712
Tobacco Settlement Financing Corporation
of New Jersey,
Tobacco Settlement Asset-Backed Bonds	4.75	6/1/34	2,800,000		2,680,888

Long-Term Municipal Investments -	Coupon	Maturity	Principal
99.4% (continued)	Rate (%)	Date	Amount ($)	Value ($)
New Jersey - 97.7% (continued)
Tobacco Settlement Financing Corporation
of New Jersey,
Tobacco Settlement Asset-Backed Bonds	5.00	6/1/41	13,050,000	12,778,429
				457,998,848
Pennsylvania - .6%
Delaware River Joint Toll Bridge
Commission,
Bridge System Revenue	5.00	7/1/37	2,500,000	2,855,250
U.S. Related - 1.1%
Guam,
Business Privilege Tax Revenue	5.00	1/1/31	1,100,000	1,140,821
Guam,
Business Privilege Tax Revenue	5.00	1/1/42	2,000,000	2,044,780
Guam Waterworks Authority,
Water and Wastewater System Revenue	5.00	1/1/46	2,000,000	2,107,360
				5,292,961

Total Investments (cost $442,914,691)			99.4%	466,147,059
Cash and Receivables (Net)			0.6%	2,914,848
Net Assets			100.0%	469,061,907

a Security issued with a zero coupon. Income is recognized through the accretion of discount.
b These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by
U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2017, these securities were valued at
$2,502,375 or .53% of net assets.
d Variable rate security—rate shown is the interest rate in effect at period end.

STATEMENT OF INVESTMENTS
Dreyfus New Jersey Municipal Bond Fund, Inc.
March 31, 2017 (Unaudited)

The following is a summary of the inputs used as of March 31, 2017 in valuing the fund’s investments:

Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:

Municipal Bonds†	-	466,147,059	-	466,147,059

† See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the "Board") Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at

NOTES

fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

At March 31, 2017, accumulated net unrealized appreciation on investments was $23,232,368, consisting of $27,654,082 gross unrealized appreciation and $4,421,714 gross unrealized depreciation.

At March 31, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus New Jersey Municipal Bond Fund, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    May 15, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    May 15, 2017

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    May 15, 2017

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)